Summary of Significant Accounting Policies - Schedule of Product Warranty Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Product Warranty Liability [Line Items]
Balance at Beginning of Period	$ 4,448	$ 2,830
Provisions	9,535	5,535
Acquired	230	657
Settlements/adjustments	(8,034)	(4,574)
Balance at End of Period	$ 6,179	$ 4,448